Average Annual Total Returns			12 Months Ended	60 Months Ended	78 Months Ended	93 Months Ended
		Jul. 02, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(4.22%)	(3.40%)		(11.94%)
Performance Inception Date	[1]	Mar. 20, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(4.28%)	(5.39%)		(13.84%)
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(2.46%)	(3.29%)		(8.29%)
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		(4.23%)	(3.35%)	(13.80%)
Performance Inception Date	[1],[2]	Jul. 16, 2018
FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.73%	10.82%		10.80%

[1]	From February 1, 2021 through November 13, 2024, the Fund’s portfolio consisted entirely of cash.
[2]	The Fund’s Class Z shares commenced operations on July 16, 2018.